UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23385

Axonic Alternative Income Fund

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Clayton DeGiacinto, President

c/o Axonic Capital

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 – April 30, 2025

Item 1.	Report to Stockholders.

(a)

AXONIC ALTERNATIVE INCOME FUND

SEMI-ANNUAL REPORT

(As Restated)
April 30, 2025

TABLE OF CONTENTS

Portfolio Update	1
Consolidated Schedule of Investments	3
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statement of Changes in Net Assets	10
Consolidated Statement of Cash Flows	11
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	15
Additional Information	23
Board Considerations Regarding Approval of Investment Advisory Agreement	24
Trustees and Officers	26
Privacy Policy	28

Axonic Alternative Income Fund	Portfolio Update

April 30, 2025 (Unaudited)

Average Annual Total Returns (as of April 30, 2025)

	1 Month	Quarter	6 Month	YTD	1 Year	3 Year	5 Year	Since Inception*
Axonic Alternative Income Fund - Class I NAV	1.03%	2.91%	5.47%	3.70%	11.77%	7.58%	9.68%	4.98%
Bloomberg US Aggregate Bond Index(a)	0.39%	2.64%	2.57%	3.18%	8.02%	1.95%	-0.67%	1.61%

Past performance does not guarantee future results. Investment returns, and principal value of the Fund will fluctuate so that shares may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted above. For current performance information, please call 1-833-429-6642. Performance information is reported net of the Fund’s fees and expenses. Class I gross expenses are 4.32% and net expenses are 4.32% (as reported in the February 28, 2025 Prospectus). The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses ) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2026.

*	Fund’s inception date is December 31, 2018.
(a)	The Bloomberg US Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance of $10,000 Initial Investment (as of April 30, 2025)

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
12/28/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
10/31/24
4/30/25
Axonic Alternative Income Fund - Class I - $13,606
Bloomberg US Aggregate Bond Index - $11,064

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or visit at www.axonicfunds.com.

The Axonic Alternative Income Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is suitable only for investors who can bear the risks associated with the Fund's limited liquidity and should be viewed as a long-term investment. The Fund’s shares have no history of public trading, nor is it intended that our shares will be listed on a national securities exchange at this time, if ever. Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. There is also the risk that shareholders may receive little or no return on their investment or that shareholders may lose part or all of their investment.

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Semi-Annual Report | April 30, 2025	1

Axonic Alternative Income Fund	Portfolio Update

April 30, 2025 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

GSF 2023-1 Investor, LLC	12.24%
GSF 2025-AXMF1 ISSUER LLC, Class A-2[a]	5.98%
Rivertree Landing Apartments LLC	5.08%
Multifamily Structured Credit Risk, Series 2023-SN1, Class B	4.72%
MCR Mortgage Trust, Series 2024-TWA, Class HRR	4.56%
4-10 West 108th Owners LLC	4.32%
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025-Q032, Class D	4.06%
FRESB Mortgage Trust, Series 2025-SB119, Class B	3.77%
FRESB Mortgage Trust, Series 2024-SB114, Class B	3.53%
FRESB Mortgage Trust, Series 2024-SB117, Class B	3.39%
Top Ten Holdings	51.67%

(a)	Represents an asset or liability, as applicable, of GSF 2025-1 Issuer LLC, a wholly owned subsidiary of GSF 2025-5 EFX LLC, and not the Fund. Accounting principles generally accepted in the United States of America (“GAAP”) required that the Fund consolidate its financial results with GSF 2025-1 Issuer LLC and certain intermediaries for financial reporting purposes as of the date of this report. Since the date of this report, GSF 2025-1 Issuer LLC and such intermediaries have been de-consolidated from the Fund's financial statements in accordance with GAAP, and such asset or liability, as applicable, is no longer recorded on the Fund's financial statements.

Portfolio Composition (as a % of Net Assets)*

Commercial Mortgage-Backed Securities	71.53%
Loans	15.73%
Investment in Joint Venture	12.24%
Asset-Backed Securities	7.87%
Residential Mortgage-Backed Securities	3.47%
Financials	1.93%
Convertible Corporate Bonds	1.25%
Corporate Bonds	1.04%
Cash, Cash Equivalents, & Other Net Assets	-15.04%
100.00%

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. Tables present indicative values only.

2	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Schedule of Investments (As restated, see Note 11)

April 30, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.04%)
United States (0.04%)
Financials (0.04%)
Redwood Trust, Inc. REIT	21,780	$135,255
TOTAL COMMON STOCKS
(Cost $256,689)		135,255

	Rate	Shares	Value
PREFERRED STOCKS (1.88%)
United States (1.88%)
Financials (1.88%)
ACRES Commercial Realty Corp., Series D(a)	7.88%	27,813	568,776
TCG Hunstville JV LLC(a)	11.80%	5,491,076	5,491,076
TOTAL PREFERRED STOCKS
(Cost $6,186,401)			6,059,852

		Maturity	Principal
	Rate	Date	Amount	Value
ASSET-BACKED SECURITIES (7.87%)
Bermuda (1.11%)
Start, Ltd., Series 2018-1, Class C(b)	6.90%	05/15/43	$3,601,643	$3,577,512
Cayman Islands (1.31%)
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class C(b)	6.90%	06/15/44	1,831,984	1,559,934
Project Silver, Series 2019-1, Class B(b)	4.95%	07/15/44	2,190,865	1,908,463
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(b)	4.75%	11/15/26	906,353	742,213
United States (5.45%)
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(b)	6.50%	08/15/25	782,999	608,390
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(b)(c)	7.00%	12/15/38	1,323,980	1,233,817
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(b)	7.00%	07/25/26	804,328	773,924
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D	7.40%	12/01/38	8,631,097	7,351,080
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(b)	6.78%	03/15/27	6,370,471	5,890,775
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(b)	5.93%	05/15/28	1,826,174	1,695,785

TOTAL ASSET-BACKED SECURITIES
(Cost $23,072,003)				25,341,893

COMMERCIAL MORTGAGE-BACKED SECURITIES (71.53%)
United States (57.02%)
Credit Suisse Commercial Mortgage Trust 2020-FACT E	9.81%	10/15/25	1,678,000	1,531,175
BCP Trust, Series 2021-330N, Class C(b)(d)	1M CME TERM SOFR + 1.71%	06/15/38	4,111,000	3,365,676
FREMF Mortgage Trust, Series 2018-KF44, Class C(b)(d)	30D US SOFR + 8.61%	02/25/26	8,277,656	8,281,795
FREMF Mortgage Trust, Series 2022-K748, Class D(b)(e)	0.00%	02/25/29	2,995,082	2,156,160
FREMF Mortgage Trust, Series 2022-K748, Class X2B(b)(f)	0.10%	02/25/55	12,739,389	39,492
FREMF Mortgage Trust, Series 2022-K748, Class X2A(b)(f)	0.10%	02/25/55	47,040,898	141,123
FREMF Mortgage Trust, Series 2022-KF144, Class CS(b)(d)	30D US SOFR + 6.00%	09/25/32	4,126,976	4,133,167
FRESB Mortgage Trust, Series 2017-SB28, Class B(b)(d)	30D US SOFR + 7.93%	02/25/37	1,385,598	1,389,200

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	3

Axonic Alternative Income Fund	Consolidated Schedule of Investments (As restated, see Note 11)

April 30, 2025 (Unaudited)

		Maturity	Principal
	Rate	Date	Amount	Value
FRESB Mortgage Trust, Series 2017-SB32, Class B(b)(d)	30D US SOFR + 7.93%	04/25/27	$1,830,525	$1,825,766
FRESB Mortgage Trust, Series 2017-SB38, Class B(b)(d)	4.17%	08/25/37	281,194	279,732
FRESB Mortgage Trust, Series 2017-SB42, Class B(b)(d)	30D US SOFR + 7.61%	10/25/37	2,062,350	1,939,021
FRESB Mortgage Trust, Series 2020-SB74, Class B(b)(d)	6.45%	04/25/30	1,234,363	1,209,553
FRESB Mortgage Trust, Series 2020-SB76, Class B(b)(d)	3.41%	05/25/30	417,219	410,043
FRESB Mortgage Trust, Series 2020-SB81, Class B(b)(d)	7.50%	10/25/40	2,377,238	2,271,926
FRESB Mortgage Trust, Series 2021-SB83, Class X1(d)(f)	0.97%	01/25/41	8,880,819	251,701
FRESB Mortgage Trust, Series 2021-SB90, Class B(d)	7.50%	07/25/41	2,948,878	2,719,455
FRESB Mortgage Trust, Series 2021-SB93, Class B(d)	7.50%	10/25/41	4,017,100	3,764,826
FRESB Mortgage Trust, Series 2022-SB100, Class B(d)	7.50%	05/25/42	8,681,622	7,910,694
FRESB Mortgage Trust, Series 2022-SB95, Class B(b)(d)	7.50%	12/25/41	5,083,792	4,722,843
FRESB Mortgage Trust, Series 2022-SB98, Class B(b)(d)	7.50%	04/25/42	6,020,145	5,636,060
FRESB Mortgage Trust, Series 2023-SB106, Class B(d)	7.50%	05/25/43	7,815,403	7,037,771
FRESB Mortgage Trust, Series 2023-SB109, Class B(d)	7.50%	07/25/43	6,852,577	6,109,073
FRESB Mortgage Trust, Series 2024-SB114, Class B(d)	7.50%	05/25/34	12,753,546	11,374,887
FRESB Mortgage Trust, Series 2024-SB117, Class B(d)	7.50%	10/25/34	12,535,962	10,922,583
FRESB Mortgage Trust, Series 2025-SB119, Class B(d)	7.50%	01/25/35	13,998,125	12,122,376
FRESB Multifamily Structured Pass Through Certificates, Series 2021-SB86, Class B(b)(d)	7.50%	03/25/41	2,774,619	2,547,932
GSF 2025-AXMF1 ISSUER LLC, Class A-1(g)(i)(k)(m)	4.74%	8/11/2030	9,332,000	9,332,000
GSF 2025-AXMF1 ISSUER LLC, Class A-2(g)(i)(k)(m)	5.37%	8/11/2030	18,673,000	19,233,190
GSF 2025-AXMF1 ISSUER LLC, Class A-3(g)(i)(k)(m)	5.79%	8/11/2030	3,750,000	3,862,500
GSF 2025-AXMF1 ISSUER LLC, Class B(g)(i)(k)(m)	6.29%	8/11/2030	4,628,000	4,593,452
GSF 2025-AXMF1 ISSUER LLC, Class C(g)(i)(k)(m)	6.45%	8/11/2030	4,735,000	4,515,845
GSF 2025-AXMF1 ISSUER LLC, Class D(g)(i)(k)(m)	6.65%	8/11/2030	6,302,000	5,172,946
GSF 2025-AXMF1 ISSUER LLC, Class E(g)(i)(k)(m)	53.11%	08/11/30	3,833,000	3,056,430
GSF 2025-AXMF1 ISSUER LLC, Class F(g)(i)(k)(m)	46.67%	08/11/30	5,942,000	4,243,037
GSF 2025-AXMF1 ISSUER LLC, Class X(g)(i)(k)(m)	11.03%	08/11/30	41,118,000	1,212,159
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(b)(h)	4.15%	08/05/25	4,677,207	4,616,403
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class C10(b)(d)	5.63%	08/05/34	6,652,596	6,479,628
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025-Q032, Class D(b)(d)	7.50%	11/25/54	14,176,060	13,070,327
MCR Mortgage Trust, Series 2024-TWA, Class HRR(b)	14.74%	06/12/39	14,700,000	14,683,830
MCR Mortgage Trust, Series 2024-TWA, Class F(b)	10.38%	06/12/39	2,600,000	2,641,080
Multifamily Structured Credit Risk, Series 2023-SN1, Class B(b)(d)	30D US SOFR + 7.00%	03/25/45	14,962,826	15,205,223
NCMF Trust, Series 2022-MFP, Class G(b)(d)(h)	1M CME TERM SOFR + 5.13%	03/15/27	2,400,000	2,346,960
SMR 2022-IND Mortgage Trust, Series 22-IND, Class G(b)(d)	1M CME TERM SOFR + 7.50%	02/15/39	4,120,547	3,565,509
THPT Mortgage Trust, Series 2023-THL, Class F(b)(d)	7.19%	12/10/26	8,630,000	8,270,992

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $230,444,291)				230,195,542

CONVERTIBLE CORPORATE BONDS (1.25%)
United States (1.25%)
Arbor Realty Trust, Inc.	7.50%	08/01/25	4,000,000	4,009,172

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,996,935)				4,009,172

See Notes to Consolidated Financial Statements.

4	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Schedule of Investments (As restated, see Note 11)

April 30, 2025 (Unaudited)

		Maturity	Principal
	Rate	Date	Amount	Value
CORPORATE BONDS (1.04%)
United States (1.04%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(d)	0.00%	03/15/30	$5,399,179	$3,348,571

TOTAL CORPORATE BONDS
(Cost $3,585,601)				3,348,571

INVESTMENT IN JOINT VENTURE (12.24%)
United States (12.24%)
GSF 2023-1 Investor, LLC(i)(j)(k)				39,384,666

TOTAL INVESTMENT IN JOINT VENTURE
(Cost $38,119,975)				39,384,666

LOANS (15.73%)
United States (15.73%)
4-10 West 108th Owners LLC(g),(l)	1M US SOFR	11/09/27	13,900,000	13,901,390
CS Farmington Limited LP, G8 Farmington LLC, 264 Farmington LLC	12.00%	04/06/30	7,500,000	7,500,000
Portofino Mezz Partners, LLC	14.00%	07/01/29	7,000,000	7,002,100
Rivertree Landing Apartments LLC(g),(l)	30D US SOFR + 3.90%	09/06/28	16,315,000	16,345,999
Surfrider Montauk	1M US SOFR + 10.00%	04/09/27	5,841,803	5,857,576

TOTAL LOANS
(Cost $50,495,714)				50,607,065

RESIDENTIAL MORTGAGE-BACKED SECURITIES (3.46%)
United States (3.46%)
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC3, Class M1(d)	1M CME TERM SOFR + 0.64%	05/25/36	2,157,542	441,294
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class M(b)(c)	10.74%	05/25/27	5,264,000	5,286,487
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2006-21, Class A6(d)	1M CME TERM SOFR + 0.48%	02/25/37	61,268	19,311
Dominion Mortgage Trust, Series 2025-RTL1, Class M(b)(c)	10.19%	09/25/27	3,000,000	3,021,706
Lehman Mortgage Trust, Series 2007-5, Class 4A2(d)	1M CME TERM SOFR + 0.43%	08/25/36	137,028	84,200
LHOME Mortgage Trust, Series 2024-RTL1, Class M(b)(c)	11.95%	01/25/29	2,250,000	2,279,465
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1(d)	1M CME TERM SOFR + 0.57%	05/25/36	106,601	18,402

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $11,242,987)				11,150,865

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (6.73%)
Money Market Fund (6.73%)
Dreyfus Government Cash Management	4.20%	596,940	596,940
First American Government Obligations Fund	4.25%	21,055,435	21,055,435
			21,652,375

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	5

Axonic Alternative Income Fund	Consolidated Schedule of Investments (As restated, see Note 11)

April 30, 2025 (Unaudited)

Value
TOTAL SHORT TERM INVESTMENTS
(Cost $21,652,375)	21,652,375

TOTAL INVESTMENTS (121.77%)
(Cost $389,052,971)	$391,885,256

Liabilities in Excess of Other Assets (21.77%)	70,072,803
NET ASSETS (100.00%)	$321,812,453

(a)	Perpetual maturity.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $143,156,484, which represents 44.48% of net assets as of April 30, 2025.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2025.
(d)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Interest only securities.
(g)	The Fund’s interest in this investment is held through a wholly-owned LLC of the Fund. See Notes 1 and 2 to the Consolidated Financial Statements and Consolidated Financial Highlights.
(h)	On April 30, 2025, securities valued at $7,077,207 were pledged as collateral for reverse repurchase agreements.
(i)	Affiliated company. See Notes to the Consolidated Financial Statements.
(j)	Security considered restricted and illiquid. As of April 30, 2025, the value of this investment was $39,384,666 or 12.24% of the Fund’s net assets.
(k)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(l)	On April 30, 2025, securities valued at $30,247,388 were pledged as collateral for mortgage loan warehouse agreements.
(m)	Represents an asset or liability, as applicable, of GSF 2025-1 Issuer LLC, a wholly owned subsidiary of GSF 2025-5 EFX LLC, and not the Fund. Accounting principles generally accepted in the United States of America (“GAAP”) required that the Fund consolidate its financial results with GSF 2025-1 Issuer LLC and certain intermediaries for financial reporting purposes as of the date of this report. Since the date of this report, GSF 2025-1 Issuer LLC and such intermediaries have been de-consolidated from the Fund's financial statements in accordance with GAAP, and such asset or liability, as applicable, is no longer recorded on the Fund's financial statements.

Investment Abbreviations:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M CME Term SOFR - 1 Month CME SOFR as of April 30, 2025 was 4.32%

1M US SOFR - 1 Month US SOFR as of April 30, 2025 was 4.35%

30D US SOFR - 30 Day US SOFR as of April 30, 2025 was 4.35%

See Notes to Consolidated Financial Statements.

6	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount

Bank Of America Merrill Lynch	5.18%	04/11/2025	05/14/2025	$3,912,000
Bank Of America Merrill Lynch	6.08%	04/11/2025	05/14/2025	1,525,000
				$5,437,000

All agreements can be terminated by either party on demand at value plus accrued interest.

MORTGAGE LOAN WAREHOUSE

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount

UBS AG	1M SOFR + 2.65%	08/30/2023	10/01/2025	$12,236,250
UBS AG	1M SOFR + 2.65%	01/05/2024	10/01/2025	10,842,000
				$23,078,250

SECURITIZED DEBT

Description	Rate	Maturity Date	Principal Amount	Value

United States (29.86%)
GSF 2025-AXMF1 ISSUER LLC, Class A-1(a)(b)(c)	4.74%	8/11/2030	$9,332,000	9,332,000
GSF 2025-AXMF1 ISSUER LLC, Class A-2(a)(b)(c)	5.37%	8/11/2030	18,673,000	19,233,190
GSF 2025-AXMF1 ISSUER LLC, Class A-3(a)(b)(c)	5.79%	8/11/2030	3,750,000	3,862,500
GSF 2025-AXMF1 ISSUER LLC, Class B(a)(b)(c)	6.29%	8/11/2030	4,628,000	4,593,452
GSF 2025-AXMF1 ISSUER LLC, Class C(a)(b)(c)	6.45%	8/11/2030	4,735,000	4,515,845
GSF 2025-AXMF1 ISSUER LLC, Class D(a)(b)(c)	6.65%	8/11/2030	6,302,000	5,172,946
				$46,709,934

(a)	The Fund’s interest in this investment is held through a wholly-owned LLC of the Fund. See Notes 1 and 2 to the Consolidated Schedule of Investments.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(c)	Represents an asset or liability, as applicable, of GSF 2025-1 Issuer LLC, a wholly owned subsidiary of GSF 2025-5 EFX LLC, and not the Fund. Accounting principles generally accepted in the United States of America (“GAAP”) required that the Fund consolidate its financial results with GSF 2025-1 Issuer LLC and certain intermediaries for financial reporting purposes as of the date of this report. Since the date of this report, GSF 2025-1 Issuer LLC and such intermediaries have been de-consolidated from the Fund's financial statements in accordance with GAAP, and such asset or liability, as applicable, is no longer recorded on the Fund's financial statements.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	7

Axonic Alternative Income Fund	Consolidated Statement of Assets and Liabilities (As restated, see Note 11)

April 30, 2025 (Unaudited)

ASSETS:
Investments, at fair value (Cost $350,932,996)	$352,500,590
Investments in affiliates, at fair value (Cost $38,119,975)	39,384,666
Dividend receivable	52,887
Interest receivable	2,319,899
Deferred offering cost	54,157
Receivable due from Adviser (Note 3)	207,693
Receivable for fund shares sold	426,403
Prepaid loan commitment fee	249,913
Prepaid expenses and other assets	3,523,952
Total Assets	352,010,226

LIABILITIES:
Securitized debt (Cost $47,538,209)	46,709,934
Payable for investments purchased	1,164
Payable for reverse repurchase agreements (Cost $5,437,000)	5,437,000
Payable for mortgage loan warehouse (Cost $23,078,250)	23,078,250
Interest payable on reverse repurchase agreements	61,885
Income distribution payable	1,160,793
Accrued legal and audit fees payable	14,957
Due to Adviser	320,901
Accrued fund accounting and administration fees payable	21,143
Distribution and shareholder service fees payable	5,153
Accrued Chief Compliance Officer fee payable	5,590
Other payables and accrued expenses	90,937
Total Liabilities	30,197,773
Net Assets	$321,812,453

COMPOSITION OF NET ASSETS:
Paid-in capital	$321,663,114
Total distributable earnings (accumulated deficit)	149,339
Net Assets	$321,812,453

PRICING OF SHARES:
Class A
Net Assets	$8,534,679
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	420,227
Net Asset Value and redemption price per share	$20.31
Class I
Net Assets	$313,277,774
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	15,277,738
Net Asset Value and redemption price per share	$20.51

See Notes to Consolidated Financial Statements.

8	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Statement of Operations (As restated, see Note 11)

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$845,253
Interest	14,241,181
Interest from affiliates	1,673,638
Other income	289
Total Investment Income	16,760,361

EXPENSES:
Advisory fees (Note 4)	1,788,128
Audit and tax fees	15,837
Chief Compliance Officer fee (Note 4)	17,451
Custodian fees	30,779
Distribution fees
Class A	11,464
Fund accounting and administration fees (Note 4)	158,068
Insurance expenses	2,683
Interest on reverse repurchase agreements and mortgage loan warehouse	1,214,064
Legal fees	208,579
Printing expenses	18,677
Registration expenses	41,304
Shareholder service fees
Class A	5,732
Transfer agent fees (Note 4)	52,930
Trustees' fees and expenses (Note 4)	45,174
Interest expense on securitized debt	353,872
Other expenses	134,598
Total expenses before waiver/reimbursement (Note 4)	4,099,340
Net expenses	4,099,340
Net Investment Income	12,661,021

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(674,832)
Net change in unrealized appreciation on investments	2,106,904
Net change in unrealized appreciation on affiliate investments	1,349,268
Net Realized and Unrealized Gain on Investments	2,781,340

Net Increase in Net Assets from Operations	$15,442,361

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	9

Axonic Alternative Income Fund	Consolidated Statement of Changes in Net Assets

	For the Six
	Months Ended
	April 30, 2025	For the Year Ended
	(Unaudited)	October 31, 2024
FROM OPERATIONS:
Net investment income	$12,661,021	$17,472,499
Net realized gain/(loss)	(674,832)	1,083,283
Net change in unrealized appreciation	3,456,172	4,821,716
Net Increase in Net Assets from Operations	15,442,361	23,377,498

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A	(206,888)	(3,091)
Class I	(12,693,147)	(17,446,750)
From tax return of capital
Class A	–	–
Class I	–	–
Decrease in Net Assets from Distributions to Shareholders	(12,900,035)	(17,449,841)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	8,183,190	153,510
Distributions reinvested	158,918	3,088
Disbursements for redemption of shares of beneficial interest	–	(235)
Class I
Proceeds from sale of shares of beneficial interest	67,269,872	106,873,955
Distributions reinvested	6,396,493	7,745,663
Disbursements for redemption of shares of beneficial interest	(19,573,644)	(23,876,755)
Net Increase from Capital Share Transactions	62,434,829	90,899,226
Net Increase in Net Assets	64,977,155	96,826,883

NET ASSETS:
Beginning of period	256,835,298	160,008,415
End of period	$321,812,453	$256,835,298

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	7,772	–
Issued	404,614	7,630
Distributions reinvested	7,841	154
Redeemed	–	(12)
Net increase in capital shares	412,455	7,772
Ending shares	420,227	7,772
Class I
Beginning shares	12,626,040	8,128,479
Issued	3,298,445	5,306,343
Distributions reinvested	313,288	384,989
Redeemed	(960,035)	(1,193,771)
Net increase in capital shares	2,651,698	4,497,561
Ending shares	15,277,738	12,626,040

See Notes to Consolidated Financial Statements.

10	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Statement of Cash Flows

For the Six Months Ended April 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$15,442,361
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(165,326,490)
Proceeds from disposition of investments	107,194,156
Amortization of premium and accretion of discount on investments	(1,361,936)
Net purchases of short-term investment securities	16,728,688
Net realized (gain)/loss on investments	674,832
Net change in unrealized (appreciation)/depreciation on investments	(3,456,172)
(Increase) decrease in assets:
Receivable due from adviser	(207,693)
Dividend receivable	(52,887)
Interest receivable	(508,398)
Prepaid loan commitment fee	78,040
Prepaid expenses and other assets	(3,522,147)
Increase (decrease) in liabilities:
Due to adviser	120,290
Distribution and shareholder service fees payable	5,099
Accrued legal and audit fees payable	(48,861)
Accrued fund accounting and administration fees payable	(32,198)
Accrued chief compliance officer fee payable	2,674
Other payables and accrued expenses	51,949
Net cash used in operating activities	(34,218,693)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payable for reverse repurchase agreements	(15,220,000)
Interest payable for reverse repurchase agreements	(222,452)
Proceeds from sale of shares	75,392,558
Cost of shares redeemed	(19,573,644)
Cash distributions paid	(6,165,865)
Net cash used in financing activities	34,210,597

NET DECREASE IN CASH FOR THE PERIOD	(8,096)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	$8,096
CASH AND CASH EQUIVALENTS, END OF PERIOD	$–
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense	$1,436,516
Non-cash financing activities not included herein consist of reinvestment of distributions of:	$6,555,411

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	11

Axonic Alternative Income Fund Institutional Class	Consolidated Financial Highlights (As restated, see Note 11)

For a Share Outstanding Throughout the Period Presented

	For the Six
	Months Ended		For the	For the	For the	For the	For the
	April 30, 2025		Year Ended October 31,	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$20.33		$19.68	$20.29	$22.54	$21.02	$25.69
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.90		1.81	1.56	1.64	2.57	0.53
Net realized and unrealized gain/(loss) on investments	0.19		0.65	(0.40)	(1.46)	0.85	(3.80)
Total Income/(Loss) from Investment Operations	1.09		2.46	1.16	0.18	3.42	(3.27)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.91)		(1.81)	(1.62)	(2.10)	(1.90)	(0.76)
From net realized gains	–		–	–	(0.18)	–	(0.64)
From tax return of capital	–		–	(0.15)	(0.15)	–	–
Total Distributions to Shareholders	(0.91)		(1.81)	(1.77)	(2.43)	(1.90)	(1.40)

Net asset value - end of period	$20.51		$20.33	$19.68	$20.29	$22.54	$21.02

Total Investment Return - Net Asset Value(b)	5.47	%(c)	13.00%	6.08%	0.74%	16.72%	(13.22%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$313,278		$256,678	$160,008	$99,789	$33,456	$12,869
Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses(d)	2.86%		4.26%	2.45%	2.22%	2.54%	N/A
Ratio of expenses to average net assets including reimbursement and recoupment of expenses(d)	2.86%		4.30%	2.76%	2.49%	2.35%	N/A
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses(d)	2.07	%(e)	1.96%	1.72%	1.73%	2.19%	12.00%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses(d)	2.07	%(e)	2.00%	2.03%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets(d)	8.85	%(e)	9.06%	7.89%	7.70%	11.51%	2.55%
Portfolio turnover rate	27	%(c)	35%	39%	50%	41%	56%

BORROWINGS AT END OF PERIOD
Aggregate Amount Outstanding (000s)	$28,577		$43,735	$21,475	$14,927	$8,607	N/A
Asset Coverage Per $1,000 (000s)(f)	$12,309		$6,865	$8,451	$7,685	$4,887	N/A

See Notes to Consolidated Financial Statements.

12	www.axonicfunds.com

Axonic Alternative Income Fund Institutional Class	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

(a)	Calculated using average shares method.
(b)	Total returns would have been lower had certain expenses not been reimbursed during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(c)	Not annualized.
(d)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(e)	Annualized.
(f)	The asset coverage ratio is calculated as the Fund's total assets, less prepaid expenses and other asset amounts, divided by the indebtedness of the Fund.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	13

Axonic Alternative Income Fund Class A	Consolidated Financial Highlights (As restated, see Note 11)

For a Share Outstanding Throughout the Period Presented

			For the Period
	For the Six		December 31, 2018
	Months Ended		(Commencement of
	April 30, 2025		Operations) to
	(Unaudited)		October 31, 2024
OPERATING PERFORMANCE:
Net asset value - beginning of period	$20.20		$19.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.78		1.57
Net realized and unrealized gain/(loss) on investments	0.23		0.71
Total Income from Investment Operations	1.01		2.28

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.90)		(1.79)
Total Distributions to Shareholders	(0.90)		(1.79)

Net asset value - end of period	$20.31		$20.20

Total Investment Return - Net Asset Value(b)	5.11	%(c)	12.01	%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$8,535		$157
Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses(d)	3.57%		5.05%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses(d)	3.57%		5.05%
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses(d)	2.88	%(e)	2.80	%(e)
Ratio of expenses to average net assets including reimbursement and recoupment of expenses(d)	2.88	%(e)	2.80	%(e)
Ratio of net investment income to average net assets(d)	7.79	%(e)	7.85	%(e)
Portfolio turnover rate	27	%(c)	35	%(c)
BORROWINGS AT END OF PERIOD
Aggregate Amount Outstanding (000s)	$28,577		$43,735
Asset Coverage Per $1,000 (000s)(f)	12,309		6,865

(a)	Calculated using average shares method.
(b)	Total returns would have been lower had certain expenses not been reimbursed during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(c)	Not annualized.
(d)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(e)	Annualized.
(f)	The asset coverage ratio is calculated as the Fund's total assets, less prepaid expenses and other asset amounts, divided by the indebtedness of the Fund.

See Notes to Consolidated Financial Statements.

14	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

1. ORGANIZATION

Axonic Alternative Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 26, 2018 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund engages in a continuous offering of shares and operates as an interval fund and makes quarterly offers to repurchase its shares at their net asset value (the “NAV”) in accordance with Rule 23c-3 under the 1940 Act. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

The Fund currently offers Class A and Class I shares. Class I shares commenced operations on December 31, 2018 and Class A shares commenced operations on November 1, 2023. Class A shares are offered subject to a maximum sales charge of 2.50%. Class I shares are offered at NAV per share and are not subject to sales charges. The Fund may offer additional classes of shares in the future. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) that permits the Fund to issue multiple classes of shares.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. All of the Subsidiaries, AAIDX Seller (U), GSF 23 Quad LLC, and GSF 2025-5 EFX LLC are Delaware limited liabilities companies. To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiaries, which are pass-through entities.

2. SIGNIFICANT ACCOUNTING POLICIES (As restated, see Note 11)

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiaries – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiaries. As of April 30, 2025, the total value of investments held by the Subsidiaries is $124,853,614, or approximately 38.80% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily NAV per share of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator, at its discretion, may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser include in quarterly written reports to the Board, confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange, including common stocks, are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day NAV per share of such fund.

Securities for which market prices are not “readily available” are valued in good faith by the Fund’s Adviser as “valuation designee” under the oversight of the Fund's Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Fund’s Board. The Advisor may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Fund’s administrator. All fair valuation determinations shall be made by the Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Semi-Annual Report | April 30, 2025	15

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and/or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflect the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

16	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of April 30, 2025:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Value(a)(b)	Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Common Stocks	$135,255	$–	$–		$135,255
Preferred Stocks	568,776	5,491,076	–		6,059,852
Asset-Backed Securities	–	25,341,893	–		25,341,893
Commercial Mortgage-Backed Securities	–	174,973,983	55,221,559	(c)	230,195,542
Convertible Corporate Bonds	–	4,009,172	–		4,009,172
Corporate Bonds	–	3,348,571	–		3,348,571
Investment In Joint Venture	–	–	39,384,666		39,384,666
Loans	–	50,607,065	–		50,607,065
Residential Mortgage-Backed Securities	–	11,150,865	–		11,150,865
Short Term Investments	21,652,375	–	–		21,652,375
Total	$22,356,406	$274,922,625	$94,606,225		$391,885,256

Liabilities:
Securitized Debt	$–	$–	$(46,709,934	)(c)	$(46,709,934)
Total	$–	$–	$(46,709,934)		$(46,709,934)

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments.
(c)	Represents an asset or liability, as applicable, of GSF 2025-1 Issuer LLC, a wholly owned subsidiary of GSF 2025-5 EFX LLC, and not the Fund. Accounting principles generally accepted in the United States of America (“GAAP”) required that the Fund consolidate its financial results with GSF 2025-1 Issuer LLC and certain intermediaries for financial reporting purposes as of the date of this report. Since the date of this report, GSF 2025-1 Issuer LLC and such intermediaries have been de-consolidated from the Fund's financial statements in accordance with GAAP, and such asset or liability, as applicable, is no longer recorded on the Fund's financial statements.

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the year ended April 30, 2025 of the Fund’s Level 3 portfolio investments:

	Investment in Joint Venture	Commercial Mortgage-Backed Securities	Securitized Debt		Total
Balance as of October 31, 2024	$35,086,820	$—	$—		$35,086,820
Accrued discount/ premium	—	—	—		—
Return of Capital	—	—	—		—
Realized Gain/(Loss)	—	—	—		—
Change in Unrealized Appreciation/(Depreciation)	1,264,692	(743,699)	828,275		1,349,268
Purchases	39,948,213	55,965,258	—		95,913,471
Sales Proceeds	(36,915,059)	—	(47,538,209)		(84,453,268))
Transfer into Level 3	—	—	—		—
Transfer out of Level 3	—	—	—		—
Balance as of April 30, 2025	$39,384,666	$55,221,559 (a)	$(46,709,934	)(a)	$47,896,291
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2025	$1,264,692	$(743,699)	$828,275		$1,349,268

(a)	Represents an asset or liability, as applicable, of GSF 2025-1 Issuer LLC, a wholly owned subsidiary of GSF 2025-5 EFX LLC, and not the Fund. Accounting principles generally accepted in the United States of America (“GAAP”) required that the Fund consolidate its financial results with GSF 2025-1 Issuer LLC and certain intermediaries for financial reporting purposes as of the date of this report. Since the date of this report, GSF 2025-1 Issuer LLC and such intermediaries have been de-consolidated from the Fund's financial statements in accordance with GAAP, and such asset or liability, as applicable, is no longer recorded on the Fund's financial statements.

The table below provides additional information about Level 3 Fair Value Measurements as of April 30, 2025:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value		Valuation Technique	Unobservable Inputs	Value/Range
Investment in Joint Venture	$39,384,666		Discount Cash Flow Method	Constant Prepayment Yield	0%-100%
				Constant Default Rate	0%
				Discount Rate	N/A
Commercial Mortgage-Backed Securities	55,221,559	(a)	Discount Cash Flow Method	Constant Prepayment Yield	0%-100%
				Constant Default Rate	0
				Discount Rate	4.5%-14.0%
Securitized Debt	(46,709,934	)(a)	Discount Cash Flow Method	Constant Prepayment Yield	0%-100%
				Constant Default Rate	0%
				Discount Rate	N/A

(a)	Represents an asset or liability, as applicable, of GSF 2025-1 Issuer LLC, a wholly owned subsidiary of GSF 2025-5 EFX LLC, and not the Fund. Accounting principles generally accepted in the United States of America (“GAAP”) required that the Fund consolidate its financial results with GSF 2025-1 Issuer LLC and certain intermediaries for financial reporting purposes as of the date of this report. Since the date of this report, GSF 2025-1 Issuer LLC and such intermediaries have been de-consolidated from the Fund's financial statements in accordance with GAAP, and such asset or liability, as applicable, is no longer recorded on the Fund's financial statements.

Semi-Annual Report | April 30, 2025	17

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with two banking institutions, which are insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying consolidated financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and for the period ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years since inception have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income were accrued daily and paid quarterly through February 28, 2021. Effective March 1, 2021, distributions are accrued daily and paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. REVERSE REPURCHASE AGREEMENTS & MORTGAGE LOAN WAREHOUSE & SECURITIZED DEBT (As restated, see Note 11)

The Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes or to meet repurchase requests so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

18	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under reverse repurchase agreements. The segregated assets are found on the Fund's Consolidated Schedule of Investments as full or partially pledged securities. The total amount of securities pledged at April 30, 2025, was $7,077,207. As all agreements can be terminated by either party on demand, face value approximates fair value at April 30, 2025. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy described above. For the period ended April 30, 2025, the average amount of reverse repurchase agreements outstanding was $34,433,466, at a weighted average interest rate of 7.11%.

The following table indicates the total amount of reverse repurchase agreements, reconciled to gross liability as April 30, 2025:

Remaining contractual maturity of lending agreement

	Overnight &			Greater than
	Continuous	Up to 30 days	30-90 days	90 days	Total
Commercial Mortgage-Backed Securities	–	–	5,437,000	–	5,437,000
Gross Amount of unrecognized liabilities for reverse repurchase agreements	$–	$–	$5,437,000	$–	$5,437,000

Offsetting Arrangements – Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements

Gross Amounts Not Offset in the
Statements of Assets and Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the	Financial
	Gross Amounts of	Statements of	Statements of	Instruments
	Recognized	Assets and	Assets and	Available for	Cash Collateral	Net Amount
	Liabilities	Liabilities	Liabilities	Offset(a)	Pledged(a)	Payable
Axonic Alternative Income Fund
Reverse repurchase agreements	$(5,437,000)	$–	$(5,437,000)	$5,437,000	$–	$–
Total	$(5,437,000)	$–	$(5,437,000)	$5,437,000	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

The Fund accounts for securitized debt transactions on its Consolidated Statement of Assets and Liabilities as financing facilities. Certain of these transactions are considered Variable Interest Entities ("VIEs") for which the Fund is the primary beneficiary and, in such case, are consolidated in the Fund's financial statements. The investment grade notes and guaranteed certificates issued to third parties are treated as secured financings.

On August 28, 2023, the Fund, as Guarantor, and AAIDX Seller (U), as Seller, entered into a commercial real estate debt financing facility (the “Warehouse”) to finance floating rate senior commercial mortgage loans secured by first mortgage liens with UBS AG. The maximum amount of the Warehouse is $100,000,000 and the termination date is three years from the closing date, renewable annually in advance. Interest is payable in arrears and calculated as the sum of 30-day term SOFR plus an agreed upon rate based on the applicable property type and cash flow classification. The total amount of borrowings at April 30, 2025 was $23,078,250 at a weighted average rate of 9.39%.

Semi-Annual Report | April 30, 2025	19

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Fund and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 1.25% of the Fund’s average daily net assets. For the period ended April 30, 2025, the Fund incurred $1,788,128 in Advisory Fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2025. The Expense Limit excludes certain expenses and, consequently, the Fund’s expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. As of April 30, 2025, the Adviser does not have any amounts available for recoupment.

Compliance Fees – ALPS Fund Services, Inc. provides Chief Compliance Officer Services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the period ended April 30, 2025, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are ‘interested persons’ of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of Axonic Funds, an open-end investment company for which Axonic Capital LLC also serves as the investment adviser. For their service on the Board and the Board of Trustees of Axonic Funds, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Strategic Income Fund pro rata based on assets under management: $75,000 annual retainer for each Independent Trustee, $10,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. INVESTMENT TRANSACTIONS (As restated, see Note 11)

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2025, amounted to $134,126,318 and $76,530,274, respectively.

6. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated loss) are finalized at fiscal year-end.

20	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

As of April 30, 2024, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$345,904,647
Gross appreciation (excess of value over tax cost)	$7,516,419
Gross depreciation (excess of tax cost over value)	(8,245,744)
Net unrealized depreciation	$(729,325)

7. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of no less than 5% and no more than 25% of its issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2.00% of the outstanding shares on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all of the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares, subject to any proration. Subsequent repurchase requests will not be given priority over other shareholder requests.

During the period ended April 30, 2025, the Fund completed two quarterly repurchase offers. The results of the repurchase offers were as follows:

	Repurchase Offer	Repurchase Offer
Commencement Date	22-Nov-24	21-Feb-25
Repurchase Request Deadline	20-Dec-24	21-Mar-25
Repurchase Pricing Date	20-Dec-24	21-Mar-25

Net Asset Value as of Repurchase Offer Date
Class I	$20.37	$20.44
Class A	$20.22	$20.26

Amount Repurchased
Class I	$14,398,212	$5,175,432
Class A	$-	$-

8. LINE OF CREDIT

On February 26, 2025, the Fund entered into a $30,000,000 uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. The revolving line of credit agreement sets the maximum borrowing amount to the lesser of (i) $30,000,000, (ii) 15% of the gross market value of the Fund, and (iii) 33.33% of the market value of the unencumbered assets of the Fund. Borrowings under the Credit Agreement bear interest of the lender’s prime rate minus 1% at the time of borrowing. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. The Fund had no borrowings during the period ended April 30, 2025.

Semi-Annual Report | April 30, 2025	21

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

9. INVESTMENTS IN AFFILIATED COMPANIES (As restated, see Note 11)

The Fund may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliate company, is one in which a Fund owns 5% or more of the outstanding voting securities, or which is under common ownership or control with the Fund. The purchases, sales, interest income, capital gains, and value of investment in affiliated companies for the year ended April 30, 2025 were as follows:

Security Name	Fair Value as of November 1, 2024	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Fair Value as of April 30, 2025	Share Balance as of April 30, 2025	Interest Income
Investment in Joint Venture
GSF 2023-1 Investor, LLC	$35,086,820	$3,033,154	$–	$1,264,692	$–	$39,384,666	$336,852,100	$1,673,638

The Fund’s ownership in the above in the above investment is held through a wholly-owned special purpose vehicle, and is restricted from withdrawal until liquidation. The Fund owns approximately 65% of the underlying investment, which qualifies as a REIT for U.S. tax purposes.

Security Name	Fair Value as of November 1, 2024	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Fair Value as of April 30, 2025	Share Balance as of April 30, 2025	Interest Income
Commercial Mortgage-Backed Securities
GSF 2025-AXMF1 ISSUER LLC, Class A-1*	-	9,332,000	-	-	-	9,332,000	9,332,000	55,200
GSF 2025-AXMF1 ISSUER LLC, Class A-2*	-	19,233,190	-	-	-	19,233,190	18,673,000	124,900
GSF 2025-AXMF1 ISSUER LLC, Class A-3*	-	3,862,500	-	-	-	3,862,500	3,750,000	26,984
GSF 2025-AXMF1 ISSUER LLC, Class B*	-	4,732,750	-	(139,298)	-	4,593,452	4,628,000	41,007
GSF 2025-AXMF1 ISSUER LLC, Class C*	-	4,734,948	-	(219,103)	-	4,515,845	4,735,000	44,485
GSF 2025-AXMF1 ISSUER LLC, Class D*	-	5,642,821	-	(469,875)	-	5,172,946	6,302,000	61,296
GSF 2025-AXMF1 ISSUER LLC, Class E*	-	2,761,439	-	294,991	-	3,056,430	3,833,000	49,303
GSF 2025-AXMF1 ISSUER LLC, Class F*	-	4,579,575	-	(336,538)	-	4,243,037	5,942,000	48,538
GSF 2025-AXMF1 ISSUER LLC, Class X*	-	1,086,035	-	126,124	-	1,212,159	41,118,000	47,132
Total Commercial Mortgage-Backed Securities	-	55,965,258	-	(743,699)	-	55,221,559	98,313,000	498,845
Securitized Debt
GSF 2025-AXMF1 ISSUER LLC, Class A-1*	-	(9,332,000)	-	-	-	(9,332,000)	(9,332,000)	(55,200)
GSF 2025-AXMF1 ISSUER LLC, Class A-2*	-	(19,233,190)	-	-	-	(19,233,190)	(18,673,000)	(124,900)
GSF 2025-AXMF1 ISSUER LLC, Class A-3*	-	(3,862,500)	-	-	-	(3,862,500)	(3,750,000)	(26,984)
GSF 2025-AXMF1 ISSUER LLC, Class B*	-	(4,732,750)	-	139,298	-	(4,593,452)	(4,628,000)	(41,007)
GSF 2025-AXMF1 ISSUER LLC, Class C*	-	(4,734,948)	-	219,103	-	(4,515,845)	(4,735,000)	(44,485)
GSF 2025-AXMF1 ISSUER LLC, Class D*	-	(5,642,821)	-	469,875	-	(5,172,946)	(6,302,000)	(61,296)
Total Securitized Debt	-	(47,538,209)	-	828,276	-	(46,709,933)	(47,420,000)	(353,872)

*	Represents an asset or liability, as applicable, of GSF 2025-1 Issuer LLC, a wholly owned subsidiary of GSF 2025-5 EFX LLC, and not the Fund. Accounting principles generally accepted in the United States of America (“GAAP”) required that the Fund consolidate its financial results with GSF 2025-1 Issuer LLC and certain intermediaries for financial reporting purposes as of the date of this report. Since the date of this report, GSF 2025-1 Issuer LLC and such intermediaries have been de-consolidated from the Fund's financial statements in accordance with GAAP, and such asset or liability, as applicable, is no longer recorded on the Fund's financial statements.

10. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
National Financial Services LLC	36.83%

11. Restatement of Previously Issued Financial Statements

Subsequent to the issuance of the April 30, 2025 financial statements, management determined that, in accordance with U.S. GAAP, the Fund should have consolidated the financial results of GSF 2025-AXMF1 Issuer LLC and certain intermediary entities for financial reporting purposes as of the date of this report. Following the date of this report, GSF 2025-AXMF1 Issuer LLC and such intermediaries were deconsolidated from the Fund’s financial statements in accordance with U.S. GAAP, and the related assets and liabilities are no longer reflected in the Fund’s financial statements.

The accompanying financial statements of the Fund for the six months ended April 30, 2025 have been restated from amounts previously reported to correct the presentation of the financial statements. The restatement did not impact net assets, total return, or results of operations as previously reported.

	Previously Reported	Adjustments	As Restated

Consolidated Schedule of Investments
April 30, 2025 (Unaudited)

GSF 2025-AXMF1 ISSUER LLC, Class A-1	$-	$9,332,000	$9,332,000
GSF 2025-AXMF1 ISSUER LLC, Class A-2	$-	$19,233,190	$19,233,190
GSF 2025-AXMF1 ISSUER LLC, Class A-3	$-	$3,862,500	$3,862,500
GSF 2025-AXMF1 ISSUER LLC, Class B	$-	$4,593,452	$4,593,452
GSF 2025-AXMF1 ISSUER LLC, Class C	$-	$4,515,845	$4,515,845
GSF 2025-AXMF1 ISSUER LLC, Class D	$-	$5,172,946	$5,172,946
Total Commercial Mortgage-Backed Securities (Cost)	$182,906,082	$47,538,209	$230,444,291
Total Commercial Mortgage-Backed Securities (Fair Value)	$183,485,608	$46,709,934	$230,195,542
Total Investments (Cost)	$341,514,762	$47,538,209	$389,052,971
Total Investments (Fair Value)	$345,175,322	$46,709,934	$391,885,256
Liabilities in Excess of Other Assets	$(23,362,869)	$(46,709,934)	$(70,072,803)
GSF 2025-AXMF1 ISSUER LLC, Class A-1	$-	$(9,332,000)	$(9,332,000)
GSF 2025-AXMF1 ISSUER LLC, Class A-2	$-	$(19,233,190)	$(19,233,190)
GSF 2025-AXMF1 ISSUER LLC, Class A-3	$-	$(3,862,500)	$(3,862,500)
GSF 2025-AXMF1 ISSUER LLC, Class B	$-	$(4,593,452)	$(4,593,452)
GSF 2025-AXMF1 ISSUER LLC, Class C	$-	$(4,515,845)	$(4,515,845)
GSF 2025-AXMF1 ISSUER LLC, Class D	$-	$(5,172,946)	$(5,172,946)
Securitized Debt (Fair Value)	$-	$(46,709,934)	$(46,709,934)

Consolidated Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

Investments (Cost)	$341,514,762	$47,538,209	$389,052,971
Investments at fair value	$345,175,322	$46,709,934	$391,885,256
Securitized Debt (Cost)	$-	$47,538,209	$47,538,209
Securitized Debt (Fair Value)	$-	$46,709,934	$46,709,934

Consolidated Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

Interest	$13,887,309	$353,872	$14,241,181
Total Investment Income	$16,406,489	$353,872	$16,760,361
Interest expense on securitized debt	$-	$353,872	$353,872
Total expenses before waiver/reimbursement (Note $)	$3,745,468	$353,872	$4,099,340
Net expenses	$3,745,468	$353,872	$4,099,340
Net change in unrealized appreciation on investments	$2,191,481	$(84,577)	$2,106,904
Net change in unrealized appreciation on affiliate investments	$1,264,691	$84,577	$1,349,268

Consolidated Financial Highlights Institutional Class
For the Six Months Ended April 30, 2025 (Unaudited)

Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses	2.60%	0.26%	2.86%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses	2.60%	0.26%	2.86%
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses	1.81%	0.26%	2.07%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses	1.81%	0.26%	2.07%
Portfolio Turnover	38%	(11)%	27%

Consolidated Financial Highlights Class A
For the Six Months Ended April 30, 2025 (Unaudited)

Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses	3.30%	0.27%	3.57%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses	3.30%	0.27%	3.57%
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses	2.61%	0.27%	2.88%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses	2.61%	0.27%	2.88%
Portfolio Turnover	38%	(11)%	27%

Notes to Consolidated Financial Statements
April 30, 2025 (Unaudited)

2. Significant Accounting Policies
Consolidation of Subsidiaries
As of April 30, 2025, the total value of investments held by the Subsidiaries is	$16,345,998	$108,507,616	$124,853,614
, or approximately _ of the Fund's net assets.	5.08%	33.72%	38.80%

Fair Value Measurements
Loans (Level 2 - Other Significant Observable Inputs)	$59,118,690	$(8,511,625)	$50,607,065
Total (Level 2 - Other Significant Observable Inputs)	$283,434,250	$(8,511,625)	$274,922,625
Commercial Mortgage-Backed Securities (Level 3 - Significant Unobservable Inputs)	$-	$55,221,559	$55,221,559
Total (Level 3 - Significant Unobservable Inputs)	$39,384,666	$55,221,559	$94,606,225
Commercial Mortgage-Backed Securities (Total)	$174,973,983	$55,221,559	$230,195,542
Loans (Total)	$59,118,690	$(8,511,625)	$50,607,065
Commercial Mortgage-Backed Securities (Change in Unrealized Appreciation/(Depreciation)	$-	$(743,699)	$(743,699)
Commercial Mortgage-Backed Securities (Purchases)	$-	$55,965,258	$55,965,258
Commercial Mortgage-Backed Securities (Balance as of April 30, 2025)	$-	$55,221,559	$55,221,559
Commercial Mortgage-Backed Securities (Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investements held at April 30, 2025)	$-	$(743,699)	$(743,699)
Securitized Debt (Change in Unrealized Appreciation/(Depreciation)	$-	$828,275	$828,275
Securitized Debt (Sales Proceeds)	$-	$(47,538,209)	$(47,538,209)
Securitized Debt (Balance as of April 30, 2025)	$-	$(46,709,934)	$(46,709,934)
Securitized Debt (Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investements held at April 30, 2025)	$-	$828,275	$828,275

Quantitative Information about Level 3 Fair Value Measurements
Commercial Mortgage-Backed Securities	$-	$55,221,559	$55,221,559
Securitized Debt	$-	$(46,709,934)	$(46,709,934)

5. Investment Transactions
Purchases	$165,327,654	$(31,201,336)	$134,126,318
Sales	$107,731,610	$(31,201,336)	$76,530,274

9. Investments in Affiliated Companies
Investment in Joint Venture
Purchases	$39,948,213	$(36,915,059)	$3,033,154
Sales	$(36,915,059)	$36,915,059	$-

Commercial Mortgage-Backed Securities
Purchases	$-	$55,965,258	$55,965,258
Change in Unrealized Gain (Loss)	$-	$(743,699)	$(743,699)
Fair Value as of April 30, 2025	$-	$55,221,559	$55,221,559
Share Balance as of April 30, 2025	$-	$98,313,000	$98,313,000
Interest Income	$-	$498,845	$498,845

Securitized Debt
Purchases	$-	$(47,538,209)	$(47,538,209)
Change in Unrealized Gain (Loss)	$-	$828,276	$828,276
Fair Value as of April 30, 2025	$-	$(46,709,933)	$(46,709,933)
Share Balance as of April 30, 2025	$-	$(47,420,000)	$(47,420,000)
Interest Income	$-	$(353,872)	$(353,872)

The Fund's Consolidated Schedule of Investment includes the percentage for each investment category in porportion to net assets.  The percentages for Commercial Mortgage-Backed Securities, Total Investments, Liabilities in Excess of Other Assets and Securitized Debt have been appropriately restated within the Consolidated Schedule of Investments as a result of the inpact of the above adjustments. Accounting principles generally accepted in the United States of America (“GAAP”) required that the Fund consolidate its financial results with GSF 2025-1 Issuer LLC and certain intermediaries for financial reporting purposes as of the date of this report.  Since the date of this report, GSF 2025-1 Issuer LLC and such intermediaries have been de-consolidated from the Fund's financial statements in accordance with GAAP, and such asset or liability, as applicable, is no longer recorded on the Fund's financial statements.

12. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued.

Management has determined that there were no other subsequent events to report through the issuance of these consolidated financial statements.

22	www.axonicfunds.com

Axonic Alternative Income Fund	Additional Information

April 30, 2025 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642 (833-4Axonic), or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the Fund’s website at https://www.axonicfunds.com and the SEC’s Website at http://www.sec.gov.

Semi-Annual Report | April 30, 2025	23

Axonic Alternative Income Fund	Board Considerations Regarding Approval of Investment Advisory Agreement

April 30, 2025 (Unaudited)

STATEMENT REGARDING THE BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on December 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Axonic Alternative Income Fund (the “Fund”) considered the approval of the continuance of the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the Fund and Axonic Capital LLC (the “Adviser” or “Axonic”) for an additional one year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the renewal of the Advisory Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to approve the continuance of the Advisory Agreement between the Adviser and the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser that provided the Board with information regarding, among other things, the estimated fees and expenses of the Fund, as compared to other similar funds.

Following their review and consideration, the Board, including those Trustees who are not considered to be “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the continuance of the Advisory Agreement for a one year period. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Fund management. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

The nature, extent, and quality of the services provided by the Adviser. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement, including, without limitation, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions and complying with the Fund’s policies and procedures. The Board also considered information regarding the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force and the Adviser’s assets under management. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition. The Board also considered the Adviser’s commitment to the Fund, staffing, trading and compliance systems, and its capabilities with respect to service provider oversight. After reviewing the foregoing information and further information provided by the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund were satisfactory and adequate.

The investment performance of the Fund and Adviser. The Board reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a peer group of funds determined by a third-party service provider (the “Peer Group”), and a smaller peer group of comparable funds selected by the Adviser (the “Adviser Peer Group”), as well as relative to its benchmark index. The Board noted that with respect to the median of the Peer Group, the Fund had outperformed over the one-year and three-year periods but underperformed over the five-year period. The Board also considered the Fund’s outperformance of the average of its benchmark for the one-year, three-year, and five-year periods ended September 30, 2024. The Board also considered the performance of the Fund relative to its Adviser Peer Group over various time periods. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. Following additional discussion of the investment performance of the Fund, the Board concluded that the investment performance of the Fund has been satisfactory.

The cost of advisory services provided and the level of profitability. The Board considered the costs of services provided by and the profits realized by Axonic from its relationship with the Fund, including both direct benefits and indirect benefits accruing to Axonic, including promotion of Axonic’s name. The Board considered how Axonic’s profitability was affected by factors such as its organizational structure and method for allocating expenses, as well as the level of assets in the Fund and complexity of some of the assets in the Fund. The Board concluded that the profit margins of Axonic with respect to the management of the Fund was not unreasonable. The Board considered its discussion with the Adviser regarding the expense limitation agreement (“ELA”), and considered the Adviser’s past fee reductions and expense reimbursements for the Fund. The Board further took into account Axonic’s willingness to continue the ELA for the Fund until at least February 28, 2026.

The Board considered the management fees charged to the Fund, and the Fund’s total expense ratio, as compared to the Peer Group and Adviser Peer Group and to other clients of the Adviser. The Board noted that the contractual management fee rate for the fund was lower than the average and median of the Adviser Peer Group. The Board further noted that the overall expense ratio for the Fund was lower than the average and median expense ratios of the Adviser Peer Group. The Board also considered the comparability of the Fund’s management fee against the broader Peer Group noting that the management fees for the Fund are generally within range of the asset-weighted average and median fees for the Peer Group. In considering the comparison in fees and expense ratios between the Fund and its respective comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategies. The Board also considered the regulatory regime and additional oversight under which the Fund operates, as well as operational differences between the Fund and Axonic’s other clients. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee to be paid to Axonic by the Fund is reasonable in light of the nature and quality of services provided by Axonic.

24	www.axonicfunds.com

Axonic Alternative Income Fund	Board Considerations Regarding Approval of Investment Advisory Agreement

April 30, 2025 (Unaudited)

The extent to which economies of scale may be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered Axonic’s views relating to economies of scale in connection with the Fund as the Fund’s assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and its shareholders. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it is not subject to investment advisory fee breakpoints, the Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation arrangement with the Fund. The Board also considered the asset classes in which the Fund invests and the Adviser’s assessment of the limited ability to achieve economies of scale in investing within those asset classes. The Board concluded that the advisory fee for the Fund was reasonable in light of the information that was provided to the Board by Axonic with respect to economies of scale.

Other Considerations. The Board determined that Axonic has made a commitment to the recruitment and retention of qualified personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also concluded that Axonic has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Axonic, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. The Board also considered the possibility for conflicts of interest to arise with respect to Axonic’s management of the Fund and in that respect the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; Axonic’s process for allocating trades among the Fund and its other clients; and the substance and administration of Axonic’s Code of Ethics. The Board also considered Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund. The Board also considered Axonic’s management of other accounts, including private funds, and the differences in the nature of the services provided for these accounts as compared to the Fund in light of the range of fees charged to each. Following further consideration and discussion, the Board concluded that Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund were satisfactory.

In reaching their conclusion with respect to the approval of the Advisory Agreement and the level of fees paid under the Advisory Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process.

Semi-Annual Report | April 30, 2025	25

Axonic Alternative Income Fund	Trustees and Officers

April 30, 2025 (Unaudited)

The shareholders of the Fund, pursuant to a written consent to action, elected Mr. Joshua M. Barlow, Mr. Charles D. Mires and Mr. Thomas S. Vales to the Board of Trustees of the Trust effective April 15, 2020. The Board is responsible for the oversight of the management of the Fund, including general supervision and review of the service providers that perform the investment activities of the Fund. The Board, in turn, elects the officers of the Fund, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is c/o Axonic Capital LLC, 520 Madison Avenue, 42nd Floor, New York, New York 10022. Information about the Trustees and officers of the Fund is provided in the table below. Additional information about members of the Board of Trustees and Officers of the Trust is available in the Statement of Additional Information, which is available, without charge, upon request, by calling the Funds (toll-free) at 1-833-429-6642 (833-4Axonic).

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen	Other Directorships During the Past 5 Years
INDEPENDENT TRUSTEES
Joshua M. Barlow (1978)	Independent Trustee	Indefinite Term; Since April 15, 2020	Managing Director, Valhalla Fiduciary (June 2018 – present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 – June 2018).	2	Axonic Funds
Charles D. Mires (1960)	Independent Trustee	Indefinite Term; Since April 15, 2020	Director, CIB Marine Bancshares, Inc. (2010 – present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011 – 2015).	2	Axonic Funds; CIB Marine Bancshares, Inc.
Thomas S. Vales (1964)	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 – 2019); Member, FINRA Fixed Income Advisory Committee (2016 – 2018).	2	Axonic Funds
INTERESTED TRUSTEE**
Clayton DeGiacinto** (1972)	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 – present)	2	Axonic Funds

26	www.axonicfunds.com

Axonic Alternative Income Fund	Trustees and Officers

April 30, 2025 (Unaudited)

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen	Other Directorships During the Past 5 Years
OTHER EXECUTIVE OFFICERS
Lu Chang (1975)	Treasurer (Chief Risk Officer)	Indefinite Term; Since 2025	Chief Risk Officer, Axonic Capital LLC (2020 – present).	N/A	N/A
Chris Hughes (1980)	Secretary	Indefinite Term; Since May 2024	Chief Operating Officer (2019-present) and Director of Operations (2011-2019), Axonic Capital LLC.	N/A	N/A
Theodore Uhl (1974)	Chief Compliance Officer	Indefinite Term; Since May 2024	Vice President and Fund Chief Compliance Officer, SS&C Registered Fund Services, Inc. (2010-present).	N/A	N/A

*	The Fund Complex consists of the Fund and the Axonic Strategic Income Fund, the sole series of the Axonic Funds, a registered open-end investment company for which Axonic Capital LLC also serves as the investment adviser.

**	The Interested Trustee is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Axonic Capital LLC.

Semi-Annual Report | April 30, 2025	27

Axonic Alternative Income Fund	Privacy Policy

April 30, 2025 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Alternative Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

●	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer's investment goals and risk tolerance;
●	account history, including information about the transactions and balances in a customer's account; and
●	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

●	Prior written consent is received.
●	The Fund believes the recipient to be the customer of the Fund or such Fund customer's authorized representative.
●	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

●	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

●	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

●	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

28	www.axonicfunds.com

Axonic Alternative Income Fund	Privacy Policy

April 30, 2025 (Unaudited)

●	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

●	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 19, 2018

Semi-Annual Report | April 30, 2025	29

AXONIC ALTERNATIVE INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to Registrant.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))..

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 8, 2026

By:	/s/ Lu Chang
Lu Chang (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	January 8, 2026